Condensed Financial Information of The Parent Company (Details) - Schedule of balance sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	¥ 183		¥ 35	$ 28	$ 5
Prepaid expenses and other current assets	392			60
Amounts due from subsidiaries	236,403			36,231
Total current assets	236,978		35	36,319
Non-current assets
Investments in subsidiaries and consolidated VIE	359,394		174,525	55,081
TOTAL ASSETS	596,372		174,560	91,400
Current liabilities
Amounts due to subsidiaries			34
Warrant liabilities	29,558	$ 4,530
Current portion of contingent consideration – earn-out liability	92,183			14,128
Total current liabilities	121,741		34	18,658
Non-current liabilities
Contingent consideration – earn-out liability	15,116			2,317
Total liabilities	136,857		34	20,975
Shareholders’ equity
Ordinary share, no par value, unlimited shares authorized, 19,400,000 and 27,037,302 shares issued and outstanding as of December 31, 2019 and 2020, respectively	(96,349)		9,664	(14,766)
Shares to be issued	200,100			30,667
Statutory reserves	18,352		12,059	2,813
Retained earnings	322,610		152,803	49,442
Accumulated other comprehensive income	14,802			2,269
Total shareholder’s equity	459,515		174,526	70,425
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 596,372		¥ 174,560	$ 91,400